Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets
	As of December 31,
	2016	2017
ASSETS
Current assets:
Cash and cash equivalents	$9,164	$649
Due from subsidiaries and VIEs	—	603,086
Prepaid and other current assets	—	15
Total current assets	9,164	603,750
Interests in subsidiaries and VIEs	189,544	310,342
Total assets	$198,708	$914,092
LIABILITIES
Current liabilities:
Due to subsidiaries and VIEs	$20,378	$—
Other current liabilities	12,068	5,851
Total current liabilities	32,446	5,851
Total liabilities	$32,446	$5,851
MEZZANINE EQUITY
Pre-IPO Series A Preferred Shares (US$0.001 par value, 62,400,000 shares authorized and issued; 32,000,000 outstanding as of December 31, 2016; none authorized, issue, or outstanding as of December 31, 2017))	$20,000	$—
Pre-IPO Series B Preferred Shares (US$0.001 par value; 65,431,579 shares authorized, issued, and outstanding as of December 31, 2016; none authorized, issued, or outstanding as of December 31, 2017)	224,404	—
Total mezzanine equity	$244,404	$—
SHAREHOLDERS’ (DEFICIT)/EQUITY
Pre-IPO Class A Ordinary Shares (US$0.001 par value, 391,100,000 shares authorized, 173,502,295 shares issued, 157,226,495 shares outstanding as of December 31, 2016; none authorized, issued, or outstanding as of December 31, 2017); Class A Ordinary Shares (US$0.001 par value, 571,242,125 shares authorized, none and 123,314,237 shares issued, none and 108,080,937 shares outstanding as of December 31, 2016 and 2017)	$162	$112
Pre-IPO Class B Ordinary Shares (US$0.001 par value, 79,368,421 shares authorized, issued, and outstanding as of December 31, 2016; none authorized, issued, or outstanding as of December 31, 2017); Class B Ordinary Shares (US$0.001 par value, 278,757,875 shares authorized, issued, and outstanding as of December 31, 2017)	79	279
Additional paid-in capital	22,330	913,147
Treasury stock (US$0.001 par value, 16,275,800 and 15,233,300 shares as of December 31, 2016 and 2017, respectively)	(27,869)	(27,869)
Accumulated (deficit)/retained earnings	(55,022)	27,178
Accumulated other comprehensive loss	(17,822)	(4,606)
Total shareholders’ (deficit)/equity	$(78,142)	$908,241
Total liabilities, mezzanine equity, and shareholders’ (deficit)/equity	$198,708	$914,092

Condensed Statements of Comprehensive Income
	For the Year Ended December 31,
	2015	2016	2017
Operating expenses:
Research and development	$438	$110	$220
Sales and marketing	911	20	31
General and administrative	193	4,272	739
Total operating expenses	1,542	4,402	990
Operating loss	(1,542)	(4,402)	(990)
Share of profit of subsidiaries and VIEs	101,041	60,510	83,152
Interest income	—	4	38
Income before income tax expenses	99,499	56,112	82,200
Net income	$99,499	$56,112	$82,200
Other comprehensive (loss)/income, net of nil tax: foreign currency translation adjustment	(5,026)	(9,365)	13,216
Comprehensive income	$94,473	$46,747	$95,416

Condensed Statement of Cash Flows
	For the Year Ended December 31,
	2015	2016	2017
Net cash flows (used in)/provided by operating activities	$97,237	$1,275	$(627,457)
Cash flows from financing activities
Proceeds from exercise of options under Sogou 2010 Share Incentive Plan	—	4	1
Proceeds from issuance of Class A Ordinary Shares in IPO, net of issuance costs of US$36,239	—	—	622,131
Repurchase of Pre-IPO Class A Ordinary Shares	—	—	(3,190)
Repurchase of Pre-IPO Series A Preferred Shares	(99,822)	—	—
Net cash flows (used in)/provided by financing activities	(99,822)	4	618,942
Net (decrease)/increase in cash and cash equivalents	(2,585)	1,279	(8,515)
Cash and cash equivalents at beginning of the year	10,470	7,885	9,164
Cash and cash equivalents at end of the year	$7,885	$9,164	$649